PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 55,378	$ 43,635
Less accumulated depreciation and amortization	(17,960)	(9,219)
Property and equipment, net	37,418	34,416
Computer, software, and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,995	12,569
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,094	6,926
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,419	13,289
Capitalized internal use software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,616	10,597
Capital leases
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 254	$ 254